Talcott Resolution Life and Annuity Insurance Company Separate Account One
The Director Series VIII/VIIIR
(This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. Other marketing names include: Wells Fargo Director Series II/IIR and Director Preferred Series Series II/IIR)
The Director Series VII/VIIR
(This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. Other marketing names include: The Director Select Series II/IIR, The Director Solution Series I/IR, Director Preferred Series I/IR, Director Elite Series I/IR, and Wells Fargo Director Series I/IR)
The Director Series VI
(This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. Other marketing names include: The Director Select Series I)
Director Outlook Series I
(This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. Other marketing names include: Director Select Outlook Series I/IR, Director Elite Outlook Series I/IR, Director Solution Outlook Series I/IR, Director Preferred Outlook Series I/IR, and Wells Fargo Director Outlook Series I/IR)
The Director Series III-IV
Talcott Resolution Life and Annuity Insurance Company Separate Account Three
The Director M
This product was previously sold under various marketing names depending on which distribution partner sold the contract and/or when the product was sold. Other marketing names include: First Horizon Director M, Director M Platinum, AmSouth Variable Annuity M, The Director M Select, The Huntington Director M, Fifth Third Director M, Wells Fargo Director M, Classic Director M, and Director M Ultra
Director M Outlook
(This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. Other marketing names include: Wells Fargo Director M Outlook)
Talcott Resolution Life and Annuity Insurance Company Separate Account Seven
Personal Retirement Manager Series III
Leaders Series IV
Leaders Plus Series II/IIR/III
Leaders Edge Series II/IIR/III
Leaders Series I/IIR/III
(This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. Other marketing names include: Wells Fargo Leaders Series I/IR/II and Select Leaders Series V)
Leaders Outlook Series II/IIR/III
(This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. Other marketing names include: Wells Fargo Leaders Outlook Series II/IIR/III and Select Leaders Outlook Series III)
Leaders Outlook Series I/IR
(This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. Other marketing names include: Leaders Elite Outlook Series I/IR and Leaders Solution Outlook Series I/IR)
Leaders Series I/IR
(This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. Other marketing names include: Leaders Solution Series I/IR)
Talcott Resolution Life and Annuity Insurance Company Separate Account Ten
Putnam Capital Manager Series V
Putnam Capital Manager Series I/II/III/IV
Supplement dated July 9, 2025 to the Statement of Additional Information dated May 1, 2025
The second paragraph under “Talcott Resolution Life and Annuity Insurance Company” in the section entitled “General Information and History” is deleted and replaced with the following:
Talcott Resolution Life and Annuity Insurance Company is a direct, wholly owned subsidiary of TR Re, Ltd., an approved Class E insurer under the Bermuda Monetary Authority. TR Re, Ltd., is a direct, wholly owned subsidiary of Talcott Resolution Life, Inc., a Delaware corporation. Our indirect parents are Talcott Resolution Life, Inc., a Delaware corporation and Talcott Holdings, L.P., a Delaware limited partnership. Our ultimate parent is Talcott Financial Group Investments, LLC. ("TFGI"), a Bermuda exempted limited liability company. We are ultimately controlled by A. Michael Muscolino and Alan Waxman.
This supplement should be retained for future reference
HV-8162